Trade Receivables, Net (Details) - Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 3,811,576	$ 1,889,556
Estimated total gross carrying amount at default	3,811,576	1,889,556
Lifetime ECL	129,274	57,832
Not past due &30 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 2,821,141	$ 1,259,489
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 2,821,141	$ 1,259,489
Lifetime ECL
31 - 90 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 335,357	$ 239,522
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 335,357	$ 239,522
Lifetime ECL
90 - 180 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 276,851	$ 220,966
Expected loss rate	0.04%	0.03%
Estimated total gross carrying amount at default	$ 276,851	$ 220,966
Lifetime ECL	106	73
180 - 365 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 138,164	$ 59,573
Expected loss rate	6.61%	5.82%
Estimated total gross carrying amount at default	$ 138,164	$ 59,573
Lifetime ECL	9,137	3,642
>365 [Member]
Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix [Line Items]
Gross carrying amount	$ 240,063	$ 110,006
Expected loss rate	50.00%	50.00%
Estimated total gross carrying amount at default	$ 240,063	$ 110,006
Lifetime ECL	$ 120,031	$ 54,117